Equity investment (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investment in Equity Investees

Movements on the Group’s investment in an equity investee during the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
Balance at the beginning of year	-	158
Cost of investment	566	-
Capital injection	-	412
Share of losses	(408)	(111)
Exchange differences	-	1
Balance at the end of year	158	460